Payroll and social securities payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Non-current
Social security payable	$ 1,219	$ 1,240
Non-current payroll and social security liabilities	1,219	1,240	[1]	$ 1,235
Current
Salaries payable	8,841	6,199
Social security payable	3,112	3,702
Provision for vacations	9,770	12,323
Provision for bonuses	4,255	5,043
Current payroll and social security liabilities	25,978	27,267
Total payroll and social security liabilities	$ 27,197	$ 28,507

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.